Acquisitions, Divestitures and Discontinued Operations, Discontinued Operations (Details) - USD ($) $ in Millions		12 Months Ended
	Feb. 01, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations [Abstract]
Proceeds from sale of discontinued operations				$ 358
Net sales				209
(Loss) income from discontinued operations net of income taxes		$ (76)	$ 91	(732)
Gain (loss) related to business divestitures		0	0	(31)
Assets [Abstract]
Current assets		306	481	1,124
Liabilities [Abstract]
Current liabilities		226	235
Vertex Aerospace [Member] | Discontinued Operations [Member]
Discontinued Operations [Abstract]
Net sales		1,400	1,300	1,200
Goodwill impairment charges				338
Assets [Abstract]
Current assets		284	271
Property, plant and equipment, net		13	14
Goodwill		0	187
Other Intangible Assets		7	9
Other assets		2	0
Total assets of discontinued operations		306	481
Liabilities [Abstract]
Accounts payable, trade		63	16
Other current liabilities		131	160
Current liabilities		194	176
Long-term liabilities		32	59
Total liabilities of discontinued operations		226	235
NSS [Member] | Discontinued Operations [Member]
Discontinued Operations [Abstract]
Goodwill impairment charges				571
Gain (loss) related to business divestitures			64
Trailing expenses related to sale		1
NSS [Member] | Discontinued Operations [Member] | CACI International Inc [Member]
Discontinued Operations [Abstract]
Proceeds from sale of discontinued operations	$ 547
Vertex Aerospace and NSS [Member] | Discontinued Operations [Member]
Discontinued Operations [Abstract]
Net sales		1,429	1,402	2,334
Cost of sales		(1,342)	(1,357)	(2,259)
(Loss) gain related to business divestiture		(1)	64	0
Goodwill impairment charges		187	0	909
Operating (loss) income from discontinued operations		(101)	109	(834)
Interest expense allocated to discontinued operations		(2)	(5)	(26)
(Loss) income from discontinued operations before income taxes		(103)	104	(860)
Income tax benefit (expense)		27	(13)	128
(Loss) income from discontinued operations net of income taxes		$ (76)	$ 91	$ (732)